Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Hartford Environmental Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Environmental Opportunities Fund
Supplement [Text Block]	hmfic_SupplementTextBlock

JUNE 25, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

Hartford Environmental Opportunities Fund SUMMARY PROSPECTUS

DATED MARCH 1, 2018

AND

hartford INTERNATIONAL/GLOBAL EQUITY funds PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH MAY 11, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective July 31, 2018, the Hartford Environmental Opportunities Fund will add MSCI Global Environment Index (Net) as a secondary benchmark.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.